Capital Stock - Additional Information (Detail)	1 Months Ended	12 Months Ended						1 Months Ended			12 Months Ended				1 Months Ended		12 Months Ended
	Sep. 09, 2010 USD ($)	Apr. 30, 2012 USD ($)	Apr. 30, 2011 USD ($)	Apr. 30, 2010 USD ($)	Jul. 31, 2012 EUR (€)	Apr. 30, 2012 EUR (€)	Apr. 30, 2011 EUR (€)	Feb. 13, 2012 Capital Stock EUR (€)	Nov. 11, 2011 Capital Stock EUR (€)	Oct. 13, 2011 Capital Stock USD ($)	Apr. 30, 2012 Capital Stock USD ($)	Apr. 30, 2011 Capital Stock USD ($)	Apr. 30, 2010 Capital Stock USD ($)	Apr. 30, 2009 Capital Stock	Feb. 13, 2012 Contributed surplus USD ($)	Nov. 11, 2011 Contributed surplus USD ($)	Apr. 30, 2012 Contributed surplus USD ($)
Class of Stock [Line Items]
Number of capital stock issued					1,228,377,770	1,228,377,770	1,184,793,767				1,228,377,770	1,184,793,767	1,184,679,789	12,500
Capital stock, par value					€ 1	€ 1	€ 1
Redemption period		51 years
Convertible preferred equity certificates, yield payable		0.00%
Redemption of capital stock				$ 27,808,000									$ 27,366,000
Issuance of capital stock for cash, shares	113,978							2	1	43,584,000	43,584,003	113,978
Issuance of capital stock for cash	$ 100,000	$ 100,000,000	$ 146,000					€ 2	€ 1	$ 60,000,000	$ 60,000,000	$ 146,000			$ 20,000,000	$ 20,000,000	$ 40,000,000